Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended
	May 01, 2020	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000004207
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ave Maria Bond Fund
C000219050
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ave Maria Focused Fund
C000004204
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ave Maria Growth Fund
C000004205
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ave Maria Rising Dividend Fund
C000004203
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ave Maria Value Fund
C000088418
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ave Maria World Equity Fund
C000004202
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwartz Value Focused Fund
Without Sales Load [Member] | C000004207
Average Annual Return [Line Items]
Average Annual Return, Percent		2.48%		6.77%		3.51%	3.31%
Without Sales Load [Member] | C000219050
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.59%)		6.77%	7.92%
Without Sales Load [Member] | C000004204
Average Annual Return [Line Items]
Average Annual Return, Percent		6.06%		16.48%		10.71%	11.79%
Without Sales Load [Member] | C000004205
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%		14.62%		10.61%	9.17%
Without Sales Load [Member] | C000004203
Average Annual Return [Line Items]
Average Annual Return, Percent		5.28%		13.13%		8.88%	6.38%
Without Sales Load [Member] | C000088418
Average Annual Return [Line Items]
Average Annual Return, Percent		2.02%		10.63%		6.71%	5.91%
Without Sales Load [Member] | C000004202
Average Annual Return [Line Items]
Average Annual Return, Percent		12.26%		22.88%		16.10%	8.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(0.71%)		2.63%		(0.23%)	1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		15.29%		24.56%	18.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		15.29%		24.56%		15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		15.29%		24.56%		15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		15.29%		24.56%		15.05%	12.86%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Average Annual Return, Percent		11.30%		19.37%		10.76%	8.43%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		15.29%		24.56%		15.05%	12.86%
Bloomberg Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent		0.49%		4.19%		0.71%	1.55%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		11.71%		18.81%	16.16%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		5.79%		15.29%		11.89%	9.89%
S&P 500 Dividend Aristocrats TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Dividend Aristocrats Index
Average Annual Return, Percent		2.18%		4.67%		9.45%	10.34%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		6.17%		13.57%		10.27%	9.14%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		14.35%		23.52%		14.59%	12.50%